UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ];     Amendment Number:___
         This Amendment:         [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       SiVest Group, Inc.
Address:    111 N. Market Street, Suite 105
            San Jose, CA  95113

Form 13F File Number: 28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:       Kevin Landis
Title:      President
Phone:      (408) 624-9534

Signature, Place, and Date of Signing

            /s/ Kevin Landis        Santa Clara, California       2/11/11
            ------------------      -----------------------       --------


Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                            -------------

Form 13F Information Table Entry Total:           96
                                            -------------

Form 13F Information Table Value Total:     $     202,548
                                            -------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
-----

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                 Common Stock  747525103  11,065.96     223,600  SH        SOLE                 223,600
McAfee, Inc.                   Common Stock  579064106   9,882.55     213,400  SH        SOLE                 213,400
Intel Corp.                    Common Stock  458140100   8,283.72     393,900  SH        SOLE                 393,900
Intevac, Inc.                  Common Stock  461148108   8,264.79     589,500  SH        SOLE                 589,500
Corning, Inc.                  Common Stock  219350105   7,251.96     375,360  SH        SOLE                 375,360
Cisco Systems, Inc.            Common Stock  17275R102   7,112.87     351,600  SH        SOLE                 351,600
Broadcom Corp. - A             Common Stock  111320107   6,602.18     151,600  SH        SOLE                 151,600
Apple, Inc.                    Common Stock  037833100   6,160.90      19,100  SH        SOLE                  19,100
A123 Systems, Inc.             Common Stock  03739T108   6,125.63     642,100  SH        SOLE                 642,100
SanDisk Corp.                  Common Stock  80004C101   6,048.02     121,300  SH        SOLE                 121,300
VeriFone Holdings, Inc.        Common Stock  92342Y109   4,692.75     121,700  SH        SOLE                 121,700
Echelon Corp.                  Common Stock  27874N105   4,678.23     459,100  SH        SOLE                 459,100
Google, Inc.                   Common Stock  38259P508   4,514.17       7,600  SH        SOLE                   7,600
Microsoft Corp.                Common Stock  594918104   4,172.55     149,500  SH        SOLE                 149,500
Equinix, Inc.                  Common Stock  29444U502   4,063.00      50,000  SH        SOLE                  50,000
Ctrip.com International, Ltd.  Common Stock  22943F100   4,044.00     100,000  SH        SOLE                 100,000
Newport Corp.                  Common Stock  651824104   3,782.31     217,000  SH        SOLE                 217,000
MEMC Electronic Materials,
   Inc.                        Common Stock  552715104   3,480.80     309,130  SH        SOLE                 309,130
FLIR Systems, Inc.             Common Stock  302445101   3,480.75     117,000  SH        SOLE                 117,000
TiVo, Inc.                     Common Stock  888706108   3,412.30     395,400  SH        SOLE                 395,400
Suntech Power Holdings Co.,
   Ltd - ADR                   ADR           86800C104   3,353.15     418,620  SH        SOLE                 418,620
Baidu.com, Inc.                Common Stock  056752108   3,185.49      33,000  SH        SOLE                  33,000
JA Solar Holdings Co Ltd.      Common Stock  466090107   3,092.55     446,900  SH        SOLE                 446,900
Ericsson                       Common Stock  294821608   3,088.89     267,900  SH        SOLE                 267,900
51job, Inc.                    Common Stock  316827104   2,955.00      60,000  SH        SOLE                  60,000
Akamai Technologies, Inc.      Common Stock  00971T101   2,921.81      62,100  SH        SOLE                  62,100
DG FastChannel, Inc            Common Stock  23326R109   2,599.20      90,000  SH        SOLE                  90,000
Symantec Corp.                 Common Stock  871503108   2,511.00     150,000  SH        SOLE                 150,000
Activision Blizzard, Inc.      Common Stock  00507V109   2,488.00     200,000  SH        SOLE                 200,000
Shanda Interactive
   Entertainment, Ltd.         Common Stock  81941Q203   2,371.80      60,000  SH        SOLE                  60,000
Cavium Networks, Inc.          Common Stock  14965A101   2,262.00      60,000  SH        SOLE                  60,000
Entropic Communications, Inc.  Common Stock  29384R105   2,261.38     187,200  SH        SOLE                 187,200
PowerShares QQQ                Common Stock  73935A104   2,178.40      40,000  SH        SOLE                  40,000
Marvell Technology Group Ltd.  Common Stock  G5876H105   2,149.95     115,900  SH        SOLE                 115,900
Skyworks Solutions, Inc.       Common Stock  83088M102   2,004.10      70,000  SH        SOLE                  70,000
L-1 Identity Solutions, Inc.   Common Stock  50212A106   1,905.60     160,000  SH        SOLE                 160,000
Novell, Inc.                   Common Stock  670006105   1,776.00     300,000  SH        SOLE                 300,000
Riverbed Technology, Inc.      Common Stock  768573107   1,758.50      50,000  SH        SOLE                  50,000
GT Solar International, Inc.   Common Stock  3623E0209   1,750.13     191,900  SH        SOLE                 191,900
Shutterfly, Inc.               Common Stock  82568P304   1,685.19      48,300  SH        SOLE                  48,300
CIENA Corp.                    Common Stock  171779309   1,684.00      80,000  SH        SOLE                  80,000
ARM Holdings, PLC              Common Stock  042068106   1,660.00      80,000  SH        SOLE                  80,000
VeriSign, Inc.                 Common Stock  92343E102   1,623.70      49,700  SH        SOLE                  49,700
Fortinet, Inc.                 Common Stock  34959E109   1,617.50      50,000  SH        SOLE                  50,000
LivePerson, Inc.               Common Stock  538146101   1,582.00     140,000  SH        SOLE                 140,000
Clearwire Corp.                Common Stock  18538Q105   1,537.79     298,600  SH        SOLE                 298,600
Semiconductor Manufacturing
   International Corp.         Common Stock  81663N206   1,464.00     400,000  SH        SOLE                 400,000
Koninklijke (Royal) Philips
   Electronics N.V.            Common Stock  500472303   1,377.02      44,854  SH        SOLE                  44,854
Sina Corp.                     Common Stock  011119239   1,376.40      20,000  SH        SOLE                  20,000
Cree, Inc.                     Common Stock  225447101   1,317.80      20,000  SH        SOLE                  20,000
Citrix Systems, Inc.           Common Stock  177376100   1,286.11      18,800  SH        SOLE                  18,800
Oracle Corp.                   Common Stock  68389X105   1,189.40      38,000  SH        SOLE                  38,000
Electronic Arts, Inc.          Common Stock  285512109   1,146.60      70,000  SH        SOLE                  70,000
LG Display Co., Ltd            Common Stock  50186V102   1,132.45      63,800  SH        SOLE                  63,800
Synaptics, Inc.                Common Stock  87157D109   1,087.06      37,000  SH        SOLE                  37,000
Nokia Corp. - ADR              ADR           654902204   1,074.31     104,100  SH        SOLE                 104,100
ValueClick, Inc.               Common Stock  92046N102     961.80      60,000  SH        SOLE                  60,000
Micron Technology, Inc.        Common Stock  595112103     932.73     116,300  SH        SOLE                 116,300
comScore, Inc.                 Common Stock  20564W105     893.60      40,000  SH        SOLE                  40,000
LogMeIn, Inc.                  Common Stock  54142L109     886.80      20,000  SH        SOLE                  20,000
Xyratex Ltd.                   Common Stock  020674326     815.50      50,000  SH        SOLE                  50,000
NVIDIA Corp.                   Common Stock  67066G104     770.00      50,000  SH        SOLE                  50,000
VistaPrint Ltd.                Common Stock  N93540107     759.17      16,500  SH        SOLE                  16,500
Atheros Communications, Inc.   Common Stock  04743P108     718.40      20,000  SH        SOLE                  20,000
Giant Interactive Group, Inc.  Common Stock  374511103     712.00     100,000  SH        SOLE                 100,000
Digital River, Inc             Common Stock  25388B104     688.40      20,000  SH        SOLE                  20,000
AXT, Inc.                      Common Stock  00246W103     642.51      61,543  SH        SOLE                  61,543
CommVault Systems, Inc         Common Stock  204166102     572.40      20,000  SH        SOLE                  20,000
NICE-Systems, Ltd.             Common Stock  653656108     554.91      15,900  SH        SOLE                  15,900
E-Commerce China Dangdang,
   Inc.                        Common Stock  26833A105     541.40      20,000  SH        SOLE                  20,000
Taleo Corp.                    Common Stock  87424N104     475.58      17,200  SH        SOLE                  17,200
Applied Materials, Inc.        Common Stock  038222105     421.50      30,000  SH        SOLE                  30,000
Hewlett-Packard Company        Common Stock  428236103     421.00      10,000  SH        SOLE                  10,000
Wave Systems Corp.             Common Stock  943526301     394.00     100,000  SH        SOLE                 100,000
Shanda Games Limited           Common Stock  81941U105     321.50      50,000  SH        SOLE                  50,000
FormFactor, Inc.               Common Stock  346375108     310.80      35,000  SH        SOLE                  35,000
SNDK Jan 2011 45.000 call      Call          Call          302.17         507      CALL  SOLE                     507
Microvision, Inc.              Common Stock  594960106     279.19     150,100  SH        SOLE                 150,100
Power Integrations, Inc.       Common Stock  739276103     232.89       5,799  SH        SOLE                   5,799
SunPower Corp. - Class B       Common Stock  867652307     211.14      17,000  SH        SOLE                  17,000
Rubicon Technology, Inc.       Common Stock  78112T107     210.80      10,000  SH        SOLE                  10,000
Yingli Green Energy Holding
   Company - ADR               Common Stock  98584B103     197.60      20,000  SH        SOLE                  20,000
ASML Jan 2011 30.000 call      Call          Call          175.00         200      CALL  SOLE                     200
Solarfun Power Holdings Co.,
   Ltd.                        Common Stock  83415U108     166.67      20,400  SH        SOLE                  20,400
Power-One, Inc.                Common Stock  73930R102     160.14      15,700  SH        SOLE                  15,700
Metalico, Inc.                 Common Stock  591176102      67.62      11,500  SH        SOLE                  11,500
Orion Energy Systems, Inc.     Common Stock  686275108      46.76      14,000  SH        SOLE                  14,000
Akamai Jan 2011 46.000 put     Put           Put            43.89         462      PUT   SOLE                     462
Phillips January 2011 30 Put   Put           PUT            29.00         400      PUT   SOLE                     400
BIDU Jan 2011 91.000 put       Put           Put            22.60         200      PUT   SOLE                     200
STP Jan 2011 7.500 put         Put           Put            11.55         462      PUT   SOLE                     462
CTXS Jan 2011 60.000 put       Put           Put             7.52         188      PUT   SOLE                     188
Verifone January 2011 $20 Put  Put           PUT             6.00         600      PUT   SOLE                     600
Ericsson January 2011 10 Put   Put           PUT             5.90       1,179      PUT   SOLE                   1,179
Activision January 10 Put      Put           PUT             2.00       1,000      PUT   SOLE                   1,000
SanDisk January 2011 40 Put    Put           PUT             1.54         220      PUT   SOLE                     220
                                                     96   202,548

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